Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of fair value measurement [Abstract]
Fair value measuremnet of financial assets and liablilities measured at fair value

(2) Fair value hierarchy of financial assets and liabilities measured at fair value are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Level 1(*)	Level 2(*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	27,901	—	—	27,901
Debt securities	420,330	1,910,929	5,826	2,337,085
Equity securities	157,895	1,834	528,621	688,350
Capital contributions	—	—	515,199	515,199
Beneficiary certificates	1	90,498	1,275,734	1,366,233
Loans	—	59,844	152,629	212,473
Derivative assets (Designated for trading)	3,057	2,893,798	25,048	2,921,903

Sub-total	609,184	4,956,903	2,503,057	8,069,144

Financial assets at FVTOCI
Debt securities	2,146,163	24,568,261	—	26,714,424
Equity securities	441,672	—	493,698	935,370
Securities loaned	—	80,737	—	80,737

Sub-total	2,587,835	24,648,998	493,698	27,730,531

Derivative assets (Designated for hedging)	—	121,131	—	121,131

Total	3,197,019	29,727,032	2,996,755	35,920,806

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	27,530	—	—	27,530
Derivative liabilities (Designated for trading)	4,336	2,766,771	72,039	2,843,146

Sub-total	31,866	2,766,771	72,039	2,870,676

Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	—	—	87,626	87,626

Derivative liabilities (Designated for hedging)	—	6,516	321	6,837

Total	31,866	2,773,287	159,986	2,965,139

(*)

There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

	December 31, 2020
	Level 1(*)	Level 2(*)	Level 3	Total
Financial assets:
Financial assets at FVTPL
Deposits	48,796	—	—	48,796
Debt securities	516,597	2,365,882	4,618	2,887,097
Equity securities	35,422	—	450,371	485,793
Capital contributions	—	—	865,685	865,685
Beneficiary certificates	24,895	869,852	1,917,811	2,812,558
Loans	—	467,229	209,062	676,291
Derivative assets (Designated for trading)	18,416	6,875,454	7,872	6,901,742
Others	—	—	84,979	84,979

Sub-total	644,126	10,578,417	3,540,398	14,762,941

Financial assets at FVTOCI
Debt securities	3,092,237	25,855,904	—	28,948,141
Equity securities	510,073	—	570,715	1,080,788

Sub-total	3,602,310	25,855,904	570,715	30,028,929

Derivative assets (Designated for hedging)	—	174,820	—	174,820

Total	4,246,436	36,609,141	4,111,113	44,966,690

Financial liabilities:
Financial liabilities at FVTPL
Deposits due to customers	49,279	—	—	49,279
Derivative liabilities (Designated for trading)	6,024	6,433,727	20,136	6,459,887
Securities sold	285,026	—	—	285,026

Sub-total	340,329	6,433,727	20,136	6,794,192

Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	—	—	19,630	19,630

Derivative liabilities (Designated for hedging)	—	64,769	—	64,769

Total	340,329	6,498,496	39,766	6,878,591

(*)

There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.

Valuation methods and input variables for each type of financial instruments measured at fair value and classified into Level 2

1) Valuation methods and input variables for each type of financial instrument classified into level 2 in December 31, 2019 and 2020 are as follows:

	Valuation methods	Input variables
Debt securities	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.	Risk-free market rate and credit spread

Beneficiary certificates	The beneficiary certificates classified as Level 2 are MMF and are measured at the net asset value.	Net asset value

Derivatives	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.

Loans	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	Risk-free market rate and credit spread

Valuation methods and input variables for each type of financial instruments measured at fair value and classified into Level 3

2) Valuation methods and input variables for each type of financial instrument classified into level 3 in December 31, 2019 and 2020 are as follows:

	Valuation methods	Input variables
Loans, bond with options	Fair value is calculated by using the Discounted Cash Flow Model, Binomial Tree, which is a valuation technique commonly used in the market taking into account the price and variability of the underlying asset, and LSMC.	Values of underlying assets, volatility, credit spread, discount rate and terminal growth rate

Debt securities	The Group is measuring fair value with LSMC and the Hull-White model.	Stock volatility, interest rate volatility and discount rate

Equity securities, capital contributions and Beneficiary certificates	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate

Derivatives	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc.

Equity-linked securities	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Volatility of underlying assets, discount rate, dividends, volatility, correlation coefficient, foreign exchange rate, etc.

Others	Fair value is measured by DCF model, LSMC, etc.	Stock prices, volatility of underlying assets, etc.

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs

Valuation methods of financial assets and liabilities measured at fair value and classified into Level 3 and significant but unobservable inputs are as follows:

December 31, 2019
	Fair value measurement technique	Type	Input variable	Range	Impact of changes in significant unobservable inputs on fair value measurement
Loans	Binomial tree, DCF		Stock prices, Volatility of underlying asset	14.50%~46.06%	Variation of fair value increases as volatility of underlying asset increases.
Derivative assets	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	16.30%~41.20%	Variation of fair value increases as volatility increases.
		Equity related	Correlation coefficient	0.237~0.675	Variation of fair value increases as correlation coefficient increases.
	DCF model	Currency related	Credit risk adjustment ratio	7.70%~100.00%	Variation of fair value increases as credit risk adjustment ratio increases.
Derivative liabilities	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	16.30%~41.20%	Variation of fair value increases as volatility increases.
		Equity related	Correlation coefficient	0.237~0.675	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying assets	21.40%~22.40%	Variation of fair value increases as volatility increases.
Equity-linked securities	Monte Carlo Simulation and others		Correlation coefficient	0.294~0.675	Equity-linked securities’ variation of fair value increases if both volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in volatility, the variation of fair value of a compound financial instrument may decrease.
			Volatility of underlying asset	19.10%~25.30%
Equity securities, capital contributions, debt securities, and beneficiary certificates	External appraisal value and others		Terminal growth rate	0.00%~ 9.15%	Fair value increases as terminal growth rate increases.
			Discount rate	0.35%~19.21%	Fair value increases as discount rate decreases.
			Volatility of real estate sale price	0.00	Fair value increases as real estate sale price increases.
			Volatility of underlying assets	13.21%~52.48%	Variation of fair value increases as volatility of underlying assets increases

	December 31, 2020
	Fair value measurement technique	Type	Input variable	Range	Impact of changes in significant unobservable inputs on fair value measurement
Loans, bond with options, convertible bonds	Binomial Tree		Stock prices, Volatility of underlying asset	19.82~22.84%	Variation of fair value increases as volatility of underlying asset increases.
	LSMC		Stock prices, Volatility of underlying asset	18.99%	Variation of fair value increases as volatility of underlying asset increases.
	DCF model		Discount rate	4.70~16.50%	Fair value increases as discount rate decreases.
			Terminal growth rate	1.00%	Fair value increases as terminal growth rate increases.
			Credit spread	2.30~5.90%	Fair value decreases as credit spread increases.
	Hull-White model		Stock volatility	17.50~27.30%	Fair value increases as volatility increases.
			Interest rate volatility	0.50%	Fair value increases as volatility increases.
			Discount rate	3.10~53.20%	Fair value increases as discount rate decreases.
Derivative assets	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	25.46~131.47%	Variation of fair value increases as volatility of underlying assets increases.
		Equity related	Correlation coefficient	0.29~0.75	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	—	Variation of fair value increases as volatility of underlying assets increases.
	DCF model	Interest rate related	Credit risk adjustment ratio	100.00%	Variation of fair value decreases as credit risk adjustment ratio increases.
Derivative liabilities	Option valuation model and others	Interest rate related	Correlation coefficient	0.90~0.98	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	25.46~131.47%	Variation of fair value increases as volatility of underlying assets increases.
		Equity related	Correlation coefficient	0.29~0.75	Variation of fair value increases as correlation coefficient increases.
			Volatility of underlying asset	—	Variation of fair value increases as volatility of underlying assets increases.
Equity-linked securities	Monte Carlo Simulation and others	Equity related	Correlation coefficient Volatility of underlying asset	0.48~0.60 27.59~49.29%	Fair value of equity-linked securities increases if both historical volatility and correlation coefficient increase. However, when correlation coefficient decreases despite the increase in historical volatility, the fair value variation of equity-linked securities may decrease.
Equity securities, capital contributions, and beneficiary certificates	LSMC		Stock prices, Volatility of underlying asset	18.99~26.45%	Variation of fair value increases as volatility of underlying asset increases.
	DCF model and others		Terminal growth rate	1.00%	Fair value increases as terminal growth rate increases.
			Discount rate	5.83~34.63%	Fair value increases as discount rate decreases.
			Fluctuation rate of real estate sales price	—	Fair value increases as sales price increases
			Liquidation value	—	Variation of liquidation value increases as volatility of underlying assets increases
	Net asset value method		Discount rate	14.30%	Fair value increases as discount rate decreases.
	Binomial Tree		Volatility	39.60%	Fair value increases as volatility increases.
			Discount rate	8.50%	Fair value increases as discount rate decreases.
Others	Income approach		Discount rate	12.69%	Fair value increases as discount rate decreases.
			Growth rate	1.00%	Fair value increases as growth rate increases.
	LSMC		Stock prices, Volatility of underlying asset	17.61~26.45%	Variation of fair value increases as volatility of underlying asset increases.

Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists. Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.

Changes in financial assets and liabilities measured at fair value classified into Level 3

(3) Changes in financial assets and liabilities measured at fair value classified into Level 3 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Beginning balance	Net Income (loss)(*1)	Other comprehensive income	Purchases/ issuances	Disposals/ settlements	Transfer to or out of Level 3(*2)	Ending balance
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Debt securities	9,694	(28)	—	3,000	(4,277)	—	8,389
Equity securities	280,171	56,271	—	67,953	(2,535)	—	401,860
Capital contributions	294,121	16,119	—	144,207	(31,833)	—	422,614
Beneficiary certificates	654,066	16,391	—	5,151,535	(4,971,003)	3,310	854,299
Loans	165,001	3,378	—	150,103	(138,032)	—	180,450
Derivative assets	19,346	75,696	—	4,722	(50,966)	—	48,798

Sub-total	1,422,399	167,827	—	5,521,520	(5,198,646)	3,310	1,916,410

Financial assets at FVTOCI
Equity securities	451,287	—	19,688	432	(2,560)	—	468,847

Total	1,873,686	167,827	19,688	5,521,952	(5,201,206)	3,310	2,385,257

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities	20,951	46,409	—	255	(50,921)	(3)	16,691
Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities	160,057	(16,243)	—	183,039	(162,086)	—	164,767

Total	181,008	30,166	—	183,294	(213,007)	(3)	181,458

(*1)

The losses that increase financial liabilities are presented as positive amounts, and the gains that decrease financial liabilities are presented as negative amounts. The gain amounting to 137,777 million Won for the years ended December 31, 2018, which is from financial assets and liabilities that the Group holds as at the end of the periods, has been recognized in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI in the consolidated statement of comprehensive income.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

	For the year ended December 31, 2019
	Beginning balance	Business Combination	Net Income (loss)(*1)	Other comprehensive income	Purchases/ issuances	Disposals/ settlements	Transfer to or out of Level 3(*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	8,389	—	476	—	2,000	(5,039)	—	5,826
Equity securities	401,860	—	59,537	—	95,511	(28,287)	—	528,621
Capital contributions	422,614	707	(13,270)	—	173,064	(67,916)	—	515,199
Beneficiary certificates	854,299	—	18,450	—	578,228	(183,684)	8,441	1,275,734
Loans	180,450	—	6,854	—	60,696	(95,371)	—	152,629
Derivative assets	48,798	—	16,935	—	1,115	(40,343)	(1,457)	25,048

Sub-total	1,916,410	707	88,982	—	910,614	(420,640)	6,984	2,503,057

Financial assets at FVTOCI
Equity securities	468,847	1,408	—	23,063	687	(306)	(1)	493,698

Total	2,385,257	2,115	88,982	23,063	911,301	(420,946)	6,983	2,996,755

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	16,691	—	84,033	—	(11,140)	(14,817)	(2,728)	72,039
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	164,767	—	33,237	—	1,809	(112,187)	—	87,626
Derivatives liabilities (designated for hedging)	—	—	—	—	321	—	—	321

Total	181,458	—	117,270	—	(9,010)	(127,004)	(2,728)	159,986

(*1)

For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The statements of comprehensive income includes gain of 21,809 million Won included in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI pertaining to the assets and liabilities held by the Group at the end of the period.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

	For the year ended December 31, 2020
	Beginning balance	Business combination	Net income (loss)(*1)	Other comprehensive income	Purchases/ issuances	Disposals / settlements	Transfer to or out of Level 3(*2)	Ending balance
Financial assets:
Financial assets at FVTPL
Debt securities	5,826	—	(632)	—	2,627	(3,203)	—	4,618
Equity securities	464,741	3,894	(8,977)	—	5,088	(14,407)	32	450,371
Capital contributions	515,199	173,244	39,500	—	194,396	(56,654)	—	865,685
Beneficiary certificates	1,275,734	166,467	(7,919)	—	715,437	(231,908)	—	1,917,811
Loans	152,629	35,854	6,149	—	656,880	(642,450)	—	209,062
Derivative assets	25,048	—	9,458	—	9,501	(23,911)	(12,224)	7,872
Others	63,880	—	3,472	—	17,997	(370)	—	84,979

Sub-total	2,503,057	379,459	41,051	—	1,601,926	(972,903)	(12,192)	3,540,398

Financial assets at FVTOCI
Equity securities	493,698	—	—	(4,920)	82,227	(2,482)	2,192	570,715

Total	2,996,755	379,459	41,051	(4,920)	1,684,153	(975,385)	(10,000)	4,111,113

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities	72,039	—	30,150	—	2,650	(66,170)	(18,533)	20,136
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities	87,626	—	665	—	—	(68,661)	—	19,630
Derivative liabilities (Designated for hedging)	321	—	—	—	—	(321)	—	—

Total	159,986	—	30,815	—	2,650	(135,152)	(18,533)	39,766

(*1)

For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The statements of comprehensive income includes gain of 37,430 million Won included in net gain (loss) on financial assets at FVTPL and net gain (loss) on financial assets at FVTOCI pertaining to the assets and liabilities held by the Group at the end of the period.

(*2)	The Group recognizes transfers between levels at the end of reporting period within which events have occurred or conditions have changed.

Sensitivity analysis on the unobservable inputs used for measuring Level 3 financial instruments

The sensitivity on fluctuation of input variables by financial instruments as of December 31, 2018, 2019 and 2020 is as follows (Unit: Korean Won in millions):

	December 31, 2018
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at fair value through profit or loss mandatorily measured at fair value
Derivative assets(*1)	4,578	(4,352)	—	—
Loans	146	(127)	—	—
Debt securities	68	(35)	—	—
Equity securities(*2)(*3)	12,700	(9,165)	—	—
Beneficiary certificates(*3)	1,582	(1,582)	—	—
Financial assets at FVTOCI
Equity securities(*2)(*3)	—	—	23,798	(10,078)

Total	19,074	(15,261)	23,798	(10,078)

Financial liabilities:
Financial liabilities at fair value through profit or loss mandatorily measured at fair value
Derivative liabilities(*1)	2,433	(2,751)	—	—
Financial liabilities at fair value through profit or loss designated as upon initial recognition
Equity-linked securities(*1)	1,561	(1,669)	—	—

Total	3,994	(4,420)	—	—

(*1)

Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)

Fair value changes of equity securities are calculated by increasing or decreasing growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.

(*3)

Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation of real estate which is underlying assets and discount rate by 1%.

	December 31, 2019
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets(*1)	640	(935)	—	—
Loans(*2)	152	(128)	—	—
Debt securities	652	(640)	—	—
Equity securities(*3)(*4)	16,104	(10,929)	—	—
Beneficiary certificates(*4)	1,125	(1,125)	—	—
Financial assets at FVTOCI
Equity securities(*3)(*4)	—	—	26,380	(11,981)

Total	18,673	(13,757)	26,380	(11,981)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities(*1)	1,054	(816)	—	—
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities(*1)	136	(142)	—	—

Total	1,190	(958)	—	—

(*1)

Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)

Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (0~1%) and discount rate or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)

Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

	December 31, 2020
	Net income (loss)		Other comprehensive income (loss)
	Favorable	Unfavorable	Favorable	Unfavorable
Financial assets:
Financial assets at FVTPL
Derivative assets(*1)	110	(257)	—	—
Loans(*2)	933	(932)	—	—
Debt securities	13	(10)	—	—
Equity securities(*2)(*3)(*4)	8,539	(7,337)	—	—
Beneficiary certificates(*4)	1,403	(1,537)	—	—
Others(*2)	640	(547)	—	—
Financial assets at FVTOCI
Equity securities(*3)(*4)	—	—	21,587	(16,740)

Total	11,638	(10,620)	21,587	(16,740)

Financial liabilities:
Financial liabilities at FVTPL
Derivative liabilities(*1)	776	(405)	—	—
Financial liabilities at FVTPL designated as upon initial recognition
Equity-linked securities(*1)	57	(45)	—	—

Total	833	(450)	—	—

(*1)

Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.

(*2)	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
(*3)

Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.

(*4)

Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.

Schedule of fair value measurement of financial instruments measured at amortised costs [Table Text Block]

(5) Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost are as follows (Unit: Korean Won in millions):

	December 31, 2019
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	3,123,898	17,378,920	—	20,502,818	20,320,539
Loans and other financial assets at amortized cost	25,902	54,507	283,058,699	283,139,108	293,717,693
Financial liabilities:
Deposits due to customers	—	264,909,974	—	264,909,974	264,685,578
Borrowings	—	18,919,018	—	18,919,018	18,998,920
Debentures	—	31,173,189	—	31,173,189	30,858,055
Other financial liabilities	—	17,274,514	—	17,274,514	17,287,722

	December 31, 2020
	Fair value				Book value
	Level 1	Level 2	Level 3	Total
Financial assets:
Securities at amortized cost	2,968,875	14,299,748	—	17,268,623	17,020,839
Loans and other financial assets at amortized cost	—	—	318,144,845	318,144,845	320,106,078
Financial liabilities:
Deposits due to customers	—	291,767,282	—	291,767,282	291,477,279
Borrowings	—	20,586,930	176,745	20,763,675	20,745,466
Debentures	—	37,931,989	—	37,931,989	37,479,358
Other financial liabilities	—	13,305,067	286,489	13,591,556	13,808,386

Valuation methods and input variables for financial assets and liabilities that are measured at amortized costs

The fair values of financial instruments are measured using quoted market price in active markets. In case there is no active market for financial instruments, the Group determines the fair value by using valuation methods. Valuation methods and input variables for financial assets and liabilities that are measured at amortized cost are given as follows:

	Valuation methods	Input variables
Securities at amortized cost	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.	Risk-free market rate and credit spread

Loans and other financial assets at amortized cost	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.	Risk-free market rate, credit spread and prepayment rate

Deposits due to customers, borrowings, debentures and other financial liabilities	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.	Risk-free market rate, credit spread and forward rate

Carrying amounts of financial instruments by category

(6) Financial instruments by category

Carrying amounts of financial assets and liabilities by each category are as follows (Unit: Korean Won in millions):

	December 31, 2019
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (Designated for hedging)	Total
Deposits	27,901	—	14,492,223	—	14,520,124
Securities	4,906,867	27,730,531	20,320,539	—	52,957,937
Loans	212,473	—	271,032,244	—	271,244,717
Derivative assets	2,921,903	—	—	121,131	3,043,034
Other financial assets	—	—	8,193,226	—	8,193,226

Total	8,069,144	27,730,531	314,038,232	121,131	349,959,038

	December 31, 2019
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities designated at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (Designated for hedging)	Total
Deposits due to customers	27,530	—	264,685,578	—	264,713,108
Borrowings	—	87,626	18,998,920	—	19,086,546
Debentures	—	—	30,858,055	—	30,858,055
Derivative liabilities	2,843,146	—	—	6,837	2,849,983
Other financial liabilities	—	—	17,287,722	—	17,287,722

Total	2,870,676	87,626	331,830,275	6,837	334,795,414

	December 31, 2020
Financial assets	Financial asset at FVTPL	Financial assets at FVTOCI	Financial assets at amortized cost	Derivatives assets (Designated for hedging)	Total
Deposits	48,796	—	9,863,160	—	9,911,956
Securities	7,136,112	30,028,929	17,020,839	—	54,185,880
Loans	676,291	—	302,794,182	—	303,470,473
Derivative assets	6,901,742	—	—	174,820	7,076,562
Other financial assets	—	—	7,448,736	—	7,448,736

Total	14,762,941	30,028,929	337,126,917	174,820	382,093,607

	December 31, 2020
Financial liabilities	Financial liabilities at FVTPL	Financial liabilities designated at FVTPL	Financial liabilities at amortized cost	Derivatives liabilities (Designated for hedging)	Total
Deposits due to customers	49,279	—	291,477,279	—	291,526,558
Borrowings	285,026	19,630	20,745,466	—	21,050,122
Debentures	—	—	37,479,358	—	37,479,358
Derivative liabilities	6,459,887	—	—	64,769	6,524,656
Other financial liabilities	—	—	13,808,386	—	13,808,386

Total	6,794,192	19,630	363,510,489	64,769	370,389,080

Income or expense from financial instruments by category

(7) Income or expense from financial instruments by category

Income or expense from financial assets and liabilities by each category during the years ended December 31, 2018, 2019 and 2020 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Interest Income (expense)	Fees and Commissions Income (expense)	Net reversal (provision) of allowance for credit loss	Gain or loss on transactions and valuation	Others	Total
Financial assets at FVTPL	54,243	86,845	—	214,443	50,407	405,938
Financial assets at FVTOCI	280,371	66	(2,027)	2,047	22,660	303,117
Securities at amortized cost	376,788	—	(1,922)	431	—	375,297
Loans and other financial assets at amortized cost	8,973,097	317,316	(415,084)	79,101	—	8,954,430
Financial liabilities at FVTPL	(3,164)	—	—	17,485	—	14,321
Financial liabilities at amortized cost	(4,030,384)	27,742	—	25,498	—	(3,977,144)
Net derivatives (designated for hedging)	—	—	—	(672)	—	(672)
Off-balance provisions	—	—	89,459	—	—	89,459

Total	5,650,951	431,969	(329,574)	338,333	73,067	6,164,746

	For the year ended December 31, 2019
	Interest Income (expense)	Fees and Commissions Income (expense)	Net reversal (provision) of allowance for credit loss	Gain or loss on transactions and valuation	Others	Total
Financial assets at FVTPL	50,277	89,817	—	25,455	86,979	252,528
Financial assets at FVTOCI	474,751	—	(3,297)	11,015	20,980	503,449
Securities at amortized cost	436,340	—	1,415	—	—	437,755
Loans and other financial assets at amortized cost	9,615,060	296,435	(385,758)	102,115	—	9,627,852
Financial liabilities at amortized cost	(4,682,722)	—	—	—	—	(4,682,722)
Net derivatives (designated for hedging)	—	—	—	36,982	—	36,982

Total	5,893,706	386,252	(387,640)	175,567	107,959	6,175,844

	For the year ended December 31, 2020
	Interest Income (expense)	Fees and Commissions Income (expense)	Net reversal (provision) of allowance for credit loss	Gain or loss on transactions and valuation	Others	Total
Financial assets at FVTPL	48,612	—	—	421,709	120,158	590,479
Financial assets at FVTOCI	437,527	311	(1,529)	24,138	18,385	478,832
Securities at amortized cost	382,988	—	934	—	—	383,922
Loans and other financial assets at amortized cost	8,654,726	376,872	(792,250)	44,443	—	8,283,791
Financial liabilities at amortized cost	(3,516,023)	—	—	—	—	(3,516,023)
Net derivatives (designated for hedging)	—	—	—	(74,213)	—	(74,213)

Total	6,007,830	377,183	(792,845)	416,077	138,543	6,146,788